SUBSEQUENT EVENTS (Details) - Beijing Xiaozhi Education Technology Co., Ltd. ("Xiaozhi")	1 Months Ended
	Jan. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) director
Subsequent Event
Percentage of equity interest		20.00%
Total investment amount		¥ 6,000,000
Right to number of director | director		1
Subsequent Events
Subsequent Event
Cash consideration paid	¥ 6,000,000